Note 4 - Advances for Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Capitalized Vessel Construction Cost Roll Forward [Table Text Block]
Costs
Balance, January 1, 2022	7,615,958
Advances for vessels under construction	51,467,636
Balance, December 31, 2022	59,083,594
Advances for vessels under construction	111,194,917
Newbuilding vessel “Gregos” delivered during the period	(42,356,864)
Newbuilding vessel “Terataki” delivered during the period	(42,545,997)
Balance, December 31, 2023	85,375,650